SEGMENTED INFORMATION - Narrative (Details) $ in Millions	3 Months Ended		6 Months Ended
	Jun. 30, 2023 USD ($)	Jun. 30, 2022 USD ($)	Jun. 30, 2023 USD ($)	Jun. 30, 2022 USD ($)
Disclosure of operating segments [line items]
Number of operating business groups	6		6
Number of reportable segments	7		7
Revenue	$ 23,668	$ 23,256	$ 46,965	$ 45,138
Realized disposition gains in fair value changes or equity	283	152	399	520
Realized disposition gains related to prior periods	229	170	386	361
Realized disposition gains recorded directly in equity	0	0	0	0
Realized Disposition Gain (Loss), in Fair Value Changes	54	18	13	159
Asset management
Disclosure of operating segments [line items]
Revenue	2,601	2,080	5,072	4,113
Private Equity
Disclosure of operating segments [line items]
Revenue	13,628	14,581	27,364	27,985
Elimination of intersegment amounts
Disclosure of operating segments [line items]
Revenue	1,212	952	2,684	2,196
Intersegment interest income and other revenues	27	58	33	48
Elimination of intersegment amounts | Asset management
Disclosure of operating segments [line items]
Revenue	1,180	957	2,597	2,120
Elimination of intersegment amounts | Private Equity
Disclosure of operating segments [line items]
Revenue	(5)	56	40	128
Revenue from construction contracts	$ 6	$ 53	$ 54	$ 124